Income Taxes - Summary of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	€ 71,901	€ 59,611
Recognized in profit and loss	33,263	11,531
Recognized in comprehensive income		(61)
Exchange differences and other	3,311	820
Disposition	(265)
Balance at the ending	108,210	71,901
Deferred Tax Assets [Member] | Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	3,900	5,104
Recognized in profit and loss	626	(1,169)
Recognized in comprehensive income		(61)
Exchange differences and other	142	26
Disposition	(3)
Balance at the ending	4,665	3,900
Deferred Tax Assets [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	10,124	2,514
Recognized in profit and loss	1,245	7,773
Exchange differences and other		(163)
Disposition	(262)
Balance at the ending	11,107	10,124
Deferred Tax Assets [Member] | Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	2,289	1,944
Recognized in profit and loss	121	394
Exchange differences and other	175	(49)
Balance at the ending	2,585	2,289
Deferred Tax Assets [Member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	3,297	1,811
Recognized in profit and loss	(51)	1,486
Balance at the ending	3,246	3,297
Deferred Tax Assets [Member] | Provision for obsolete inventory [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	33,793	26,579
Recognized in profit and loss	6,082	7,073
Exchange differences and other	2,897	141
Balance at the ending	42,772	33,793
Deferred Tax Assets [Member] | Tax provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	4,114	1,384
Recognized in profit and loss	(1,360)	2,730
Exchange differences and other	97
Balance at the ending	2,851	4,114
Deferred Tax Assets [Member] | Financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	1,477	1,448
Recognized in profit and loss	56	29
Balance at the ending	1,533	1,477
Deferred Tax Assets [Member] | Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	9,794	9,750
Recognized in profit and loss	26,972	893
Exchange differences and other		(849)
Balance at the ending	36,766	9,794
Deferred Tax Assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	3,113	9,077
Recognized in profit and loss	(428)	(7,678)
Exchange differences and other		1,714
Balance at the ending	2,685	3,113
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	70,728	76,152
Recognized in profit and loss	16,083	1,586
Recognized in comprehensive income	(64)
Exchange differences and other	2,979	(7,010)
Disposition	(35,882)
Balance at the ending	53,844	70,728
Deferred Tax Liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	4,327	3,243
Recognized in profit and loss	1,683	6,394
Recognized in comprehensive income	(66)
Exchange differences and other		(5,310)
Balance at the ending	5,944	4,327
Deferred Tax Liabilities [Member] | Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	23,391	25,233
Recognized in profit and loss	9,288	(3,535)
Exchange differences and other	1,844	1,693
Disposition	(34,523)
Balance at the ending		23,391
Deferred Tax Liabilities [Member] | Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	1,195	1,008
Recognized in profit and loss	183	187
Disposition	(1,359)
Balance at the ending	19	1,195
Deferred Tax Liabilities [Member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	40,039	44,495
Recognized in profit and loss	4,246	(1,063)
Exchange differences and other	1,135	(3,393)
Balance at the ending	45,420	40,039
Deferred Tax Liabilities [Member] | Financial assets fair value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	1,776	2,173
Recognized in profit and loss	683	(397)
Recognized in comprehensive income	2
Balance at the ending	€ 2,461	€ 1,776